Stockholders' Equity - Distributions of Common Stock (Details) - $ / shares								3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 29, 2021	Sep. 25, 2021	Mar. 31, 2021	Aug. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Monthly rate (usd per share)	$ 0.05916667	$ 0.05916667	$ 0.05833333	$ 0.05666667	$ 0.05416667	$ 0.04333333	$ 0.04333333
Annually (usd per share)	$ 0.71	$ 0.71	$ 0.7	$ 0.68	$ 0.65	$ 0.52	$ 0.52	$ 0.5	$ 0.5	$ 0.5